Document and Entity Information	Dec. 27, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001521036
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 27, 2022
Entity Registrant Name	LANTHEUS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36569
Entity Tax Identification Number	35-2318913
Entity Address, Address Line One	331 Treble Cove Road
Entity Address, City or Town	North Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01862
City Area Code	(978)
Local Phone Number	671-8001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	LNTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false